Income Tax - Summary of Changes in Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 40,859	$ 102
Additions	131	40,757
Reversals	(37,656)
Balance at the end of the year	$ 3,334	$ 40,859